Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 202,293,641.86
Previously Paid Amount	10,667.5
Total Fee Amount	28,981.9
Net Fee	$ 18,314.4